Other Matters	6 Months Ended
Jun. 30, 2012
Other Matters

Note 10 – Other Matters

On June 6, 2012, the Board of Trustees of Northfield Bancorp, MHC (“MHC”) and the Board of Directors of the Company adopted a Plan of Conversion and Reorganization (the “Plan”). Pursuant to the Plan, the MHC will convert from the mutual holding company form of organization to the fully public form. The MHC will be merged into the Company, and the MHC will no longer exist. The Company will merge into a new Delaware corporation named Northfield Bancorp, Inc. As part of the conversion, the MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represents the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Northfield Bancorp, Inc., the new Delaware Corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of Northfield Bancorp., Inc. common stock that they owned immediately prior to that time (excluding shares purchased in the stock offering and cash received in lieu of fractional shares). When the conversion and public offering are completed, all of the capital stock of Northfield Bank will be owned by Northfield Bancorp., Inc., the Delaware Corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of Northfield Bank in an amount equal to the greater of the MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus or the retained earnings of Northfield Bank at the time it reorganized into the MHC. Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, Northfield Bank will not be permitted to pay dividends on its capital stock to Northfield Bancorp., Inc., its sole shareholder, if Northfield Bank’s shareholder’s equity would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Additionally, due to recent changes in federal regulations applicable to mutual holding companies relating to the waiver of dividends by parent mutual holding companies, the Board of Directors has determined to delay the payment of any further cash dividends on the Company’s common stock.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. Costs of $402,000 have been incurred related to the conversion as of June 30, 2012.

On February 22, 2012, Northfield Bancorp, Inc., Northfield Bancorp, MHC, and Northfield Bank were served with a summons and complaint related to a personal injury matter. The plaintiff was seeking damages of $40 million. The matter relates to an injury sustained by an individual on a property owned by a borrower of the Bank, which secures a loan to the Bank. The borrower was named as a co-defendant. The Bank does not operate the subject property or have any interest in the property, other than as collateral for its loan. The case was dismissed in federal court on May 23, 2012 due to lack of subject matter jurisdiction and was re-filed in state court on June 21, 2012. Management believes the lawsuit is without merit. The Bank has $12 million in insurance coverage and the complaint is being defended by the Bank’s insurer. No accrual for loss has been established at June 30, 2012.